Stable Coins - Schedule of Additional Information about USDC (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Additional Information About Usdt [Abstract]
Opening balance	$ 254,400	$ 2,972,000
Collection of USDC from subscription fee from investors		300,000	3,093,000
Collection of USDC from other services		6,800
Purchases of USDC	610,000	139,900
Collection of USDC from exchange of digital assets	2,391,700	595,000	446,600
Investment in an equity-method investee in USDC		(300,000)
Exchange of USDC into digital assets	(1,740,400)	(2,894,400)
Exchange of USDC into cash	(1,500,000)
Payment of service fees and other expenses	(15,700)	(564,900)	(567,600)
Ending balance		$ 254,400	$ 2,972,000